OTHER EXPENSES	3 Months Ended
Mar. 31, 2016
Restructuring And Impairment [Abstract]
Restructuring And Impairment
NOTE 11 – Other expenses:
a.	Impairments, restructuring and others consisted of the following:

		Three months ended
		March 31,
		2016	2015

		U.S. $ in millions

	Contingent consideration	$51	$244
	Acquisition expenses	24	1
	Restructuring expenses	19	3
	Impairments of long-lived assets	13	65
	Integration expenses	13	-
	Other	(1)	(14)

	Total	$119	$299

b.       Possible impairment of Teva's in-process R&D:

As of March 31, 2016, the carrying value of Teva's in-process R&D asset Revascor® (mesenchymal precursor cells), which was in-licensed from Mesoblast Ltd., was $258 million. This drug candidate is in a phase 3 trial for congestive heart failure. Under Teva's agreement with Mesoblast, in the second quarter of 2016 Teva may have the right to terminate its participation in the development of Revascor®. If Teva chooses not to continue with the trial, a full impairment of the in-process R&D asset would be recorded in the second quarter of 2016. Such an event would likely lead Teva to reassess the carrying value of its equity interest in Mesoblast, which is currently $75 million and the related balance in other comprehensive income related to currency translation of $72 million.